Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	RYDEX SERIES FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000899148
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2012
Long/Short Commodities Strategy Fund (First Prospectus Summary) | Long/Short Commodities Strategy Fund | H-Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYLFX
Managed Futures Strategy Fund (First Prospectus Summary) | Managed Futures Strategy Fund | H-Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMFX
Multi-Hedge Strategies Fund (First Prospectus Summary) | Multi-Hedge Strategies Fund | H Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMSX
Commodities Strategy Fund (First Prospectus Summary) | Commodities Strategy Fund | H Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMBX
Long/Short Commodities Strategy Fund (Second Prospectus Summary) | Long/Short Commodities Strategy Fund | A-Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYLBX
Long/Short Commodities Strategy Fund (Second Prospectus Summary) | Long/Short Commodities Strategy Fund | C-Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYLEX
Long/Short Commodities Strategy Fund (Second Prospectus Summary) | Long/Short Commodities Strategy Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYITX
Managed Futures Strategy Fund (Second Prospectus Summary) | Managed Futures Strategy Fund | A-Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMTX
Managed Futures Strategy Fund (Second Prospectus Summary) | Managed Futures Strategy Fund | C-Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMZX
Managed Futures Strategy Fund (Second Prospectus Summary) | Managed Futures Strategy Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYIFX
Multi-Hedge Strategies Fund (Second Prospectus Summary) | Multi-Hedge Strategies Fund | A Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMQX
Multi-Hedge Strategies Fund (Second Prospectus Summary) | Multi-Hedge Strategies Fund | C Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMRX
Multi-Hedge Strategies Fund (Second Prospectus Summary) | Multi-Hedge Strategies Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYIMX
Commodities Strategy Fund (Second Prospectus Summary) | Commodities Strategy Fund | A Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMEX
Commodities Strategy Fund (Second Prospectus Summary) | Commodities Strategy Fund | C Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMJX
Long/Short Commodities Strategy Fund (Third Prospectus Summary) | Long/Short Commodities Strategy Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYYSX
Managed Futures Strategy Fund (Third Prospectus Summary) | Managed Futures Strategy Fund | Y-Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYYMX
Global Managed Futures Strategy Fund (First Prospectus Summary) | Global Managed Futures Strategy Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GISQX
Global Managed Futures Strategy Fund (Second Prospectus Summary) | Global Managed Futures Strategy Fund | H-Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYSNX
Global Managed Futures Strategy Fund (Third Prospectus Summary) | Global Managed Futures Strategy Fund | A-Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYSKX
Global Managed Futures Strategy Fund (Third Prospectus Summary) | Global Managed Futures Strategy Fund | C-Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYSMX